Form N-1A Supplement	Oct. 23, 2025
STKd 100% Bitcoin & 100% Gold ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus,

and Prospectus,

each dated July 29, 2025

Important Notice Regarding Change in Investment Policy

The purpose of this supplement is to provide notice of a change to the 80% investment policy (the “80% policy”) for the STKd 100% Bitcoin & 100% Gold ETF (the “Fund”), a series of Tidal Trust II (the “Trust”). The Board of Trustees of the Trust has approved the 80% policy change pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended. The 80% policy change, as set forth herein, will not result in any material change in how the Fund is currently managed. The new 80% policy is consistent with the Fund’s current investment objective and principal investment strategies, except that it will permit the Fund to utilize additional instruments, including options, to implement its principal investment strategies. Refer to the separate supplement to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information dated October 23, 2025. The change in the Fund’s 80% policy will take effect on or about December 22, 2025.

The Fund’s current and new 80% policies are as follows:

Current 80% Policy	New 80% Policy (effective on or about December 22, 2025)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) gold futures, (b) bitcoin futures, (c) Underlying Funds providing exposure to gold, and (d) Underlying Funds providing exposure to bitcoin. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and instruments that provide exposure to gold and bitcoin. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

Please retain this Supplement for future reference.